Subsequent and relevant events - Acquisition of control of IE Madeira (Details)		7 Months Ended
	Jul. 31, 2026	Jul. 30, 2026
Interligao Eltrica Garanhuns S.A.
Subsequent and relevant events
Interest transferred (as a percent)	51.00%
Interligacao Eletrica Do Madeira S.A.
Subsequent and relevant events
Ownership interest held (as a percent)		51.00%
Major business combination | Interligacao Eletrica Do Madeira S.A.
Subsequent and relevant events
Percentage of direct ownership of capital shares	100.00%
Major business combination | Interligao Eltrica Garanhuns S.A.
Subsequent and relevant events
Interest transferred (as a percent)	51.00%
Major business combination | Interligacao Eletrica Do Madeira S.A.
Subsequent and relevant events
Percentage of ownership interest acquired	49.00%